Securities (Summary of Securities) (Detail) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 US Government-sponsored Enterprises Debt Securities [Member]		Dec. 31, 2012 US Government-sponsored Enterprises Debt Securities [Member]		Dec. 31, 2013 Municipal Bonds [Member]		Dec. 31, 2012 Municipal Bonds [Member]		Dec. 31, 2013 Corporate and other debt securities		Dec. 31, 2012 Corporate and other debt securities		Dec. 31, 2013 Debt Securities [Member]		Dec. 31, 2012 Debt Securities [Member]		Dec. 31, 2013 Federal Home Loan Mortgage Corporation		Dec. 31, 2012 Federal Home Loan Mortgage Corporation		Dec. 31, 2013 Federal National Mortgage Association		Dec. 31, 2012 Federal National Mortgage Association		Dec. 31, 2013 Federal Housing Administration Certificates and Obligations (FHA) [Member]		Dec. 31, 2012 Federal Housing Administration Certificates and Obligations (FHA) [Member]		Dec. 31, 2013 Mortgage-backed securities:		Dec. 31, 2012 Mortgage-backed securities:		Dec. 31, 2013 Held-to-maturity Securities		Dec. 31, 2012 Held-to-maturity Securities		Dec. 31, 2013 Equity Securities	Dec. 31, 2012 Equity Securities	Dec. 31, 2013 US Government-sponsored Enterprises Debt Securities [Member]	Dec. 31, 2012 US Government-sponsored Enterprises Debt Securities [Member]	Dec. 31, 2013 Corporate and other debt securities	Dec. 08, 2013 Corporate and other debt securities	Dec. 31, 2012 Corporate and other debt securities	Dec. 31, 2013 Federal Home Loan Mortgage Corporation	Dec. 31, 2012 Federal Home Loan Mortgage Corporation	Dec. 31, 2013 Federal National Mortgage Association	Dec. 31, 2012 Federal National Mortgage Association	Dec. 31, 2013 Government National Mortgage Association	Dec. 31, 2012 Government National Mortgage Association	Dec. 31, 2013 Mortgage-backed securities:	Dec. 31, 2012 Mortgage-backed securities:
Investment [Line Items]
Carrying value	$ 782,759,000		$ 1,360,440,000																																								$ 7,148,000	$ 3,306,000	$ 3,004,000	$ 3,038,000	$ 670,000			$ 362,876,000	$ 660,095,000	$ 408,794,000	$ 689,587,000	$ 267,000	$ 4,414,000	$ 771,937,000	$ 1,354,096,000
Gross unrecognized gains	9,990,000		25,236,000																																								1,315,000	855,000						4,055,000	7,573,000	4,620,000	16,735,000		73,000	8,675,000	24,381,000
Gross unrecognized losses	7,717,000		348,000																																								19,000			3,000				3,843,000	151,000	3,855,000	194,000			7,698,000	345,000
Estimated fair value	785,032,000		1,385,328,000																																								8,444,000	4,161,000	3,004,000	3,035,000	670,000			363,088,000	667,517,000	409,559,000	706,128,000	267,000	4,487,000	772,914,000	1,378,132,000
Amortized cost	868,783,000		208,426,000				4,542,000		147,000		14,992,000		21,156,000		56,072,000		58,007,000		75,606,000		79,310,000		308,890,000		63,033,000		483,916,000		64,278,000		371,000		1,805,000		793,177,000		129,116,000											68,000
Net unrealized losses	(112,235,000)		(114,514,000)		(117,003,000)	(119,809,000)	0	[1]			0	[1]	0	[2]	(26,391,000)	[1]	(28,504,000)	[2]	(26,391,000)	[1]	(28,504,000)	[2]	(5,273,000)	[1]	0	[2]	(5,300,000)	[1]	0	[2]	0	[1]	0	[2]	(10,573,000)	[1]	0	[2]	(36,964,000)	[1]	(28,504,000)	[2]
Carrying value of held to maturity security	831,819,000		179,922,000				4,542,000		147,000		14,992,000		21,156,000		29,681,000		29,503,000		49,215,000		50,806,000		303,617,000		63,033,000		478,616,000		64,278,000		371,000		1,805,000		782,604,000		129,116,000										30,400,000
Gross unrealized gains	25,704,000	[3]	22,330,000	[3]			0	[3]	2,000	[3]	487,000	[3]	1,138,000	[3]	20,315,000	[3]	13,148,000	[3]	20,802,000	[3]	14,288,000	[3]	1,901,000	[3]	3,193,000	[3]	3,001,000	[3]	4,843,000	[3]	0	[3]	6,000	[3]	4,902,000	[3]	8,042,000	[3]
Gross unrealized losses	18,459,000	[3]	3,359,000	[3]			18,000	[3]	0	[3]	0	[3]	0	[3]	1,392,000	[3]	3,356,000	[3]	1,410,000	[3]	3,356,000	[3]	7,646,000	[3]	3,000	[3]	9,403,000	[3]	0	[3]	0	[3]	0	[3]	17,049,000	[3]	3,000	[3]									1,392,000		3,356,000	7,646,000	3,000	9,403,000				17,049,000	3,000
Total, Estimated fair value	$ 839,064,000		$ 198,893,000				$ 4,524,000		$ 149,000		$ 15,479,000		$ 22,294,000		$ 48,604,000		$ 39,295,000		$ 68,607,000		$ 61,738,000		$ 297,872,000		$ 66,223,000		$ 472,214,000		$ 69,121,000		$ 371,000		$ 1,811,000		$ 770,457,000		$ 137,155,000										$ 49,200,000

[1]	Unrealized losses of held-to-maturity securities represent the other than temporary charge related to other non credit factors on corporate and other debt securities and is amortized through accumulated other comprehensive income over the remaining life of the securities. For mortgage-backed securities, it represents the net loss on previously designated available-for sale securities transferred to held-to-maturity at fair value which is being amortized through accumulated other comprehensive income over the remaining life of the securities.
[2]	Unrealized gains and losses of held-to-maturity securities represent the other than temporary charge related to other non credit factors on corporate and other debt securities and is amortized through accumulated other comprehensive income over the remaining life of the securities.
[3]	Unrecognized holding gains and losses of held-to-maturity securities are not reflected in the financial statements, as they represent fair value fluctuations from the later of: (i) the date a security is designated as held-to-maturity; or (ii) the date that an OTTI charge is recognized on a held-to-maturity security, through the date of the balance sheet.